Income Taxes - Schedule of Current and Deferred Portions of Income Tax Benefit (Details) - 12 months ended Dec. 31, 2018	CNY (¥)	USD ($)
Income Tax Disclosure [Abstract]
Deferred income tax benefit	¥ (400,541)	$ (58,256)
Income tax benefit	¥ (400,541)	$ (58,256)